Janus Henderson Venture Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 97.4%
Auto Components – 0.5%
Quantumscape Corp*,#	486,572	$3,887,710
Visteon Corp*	80,275	11,528,293
		15,416,003
Automobiles – 0.6%
Thor Industries Inc	174,990	18,111,465
Banks – 1.0%
Bancorp Inc/The*	927,645	30,287,609
Biotechnology – 7.0%
Abcam PLC (ADR)*	584,393	14,300,097
Akero Therapeutics Inc*	324,363	15,144,508
Ascendis Pharma A/S (ADR)*	170,315	15,200,614
Biohaven Ltd*,#	875,878	20,951,002
Biomea Fusion Inc*,#	98,744	2,167,431
Eagle Pharmaceuticals Inc/DE*	360,214	7,002,560
Halozyme Therapeutics Inc*	350,054	12,626,448
Immunogen Inc*	613,422	11,575,273
Insmed Inc*	545,448	11,508,953
Madrigal Pharmaceuticals Inc*	73,210	16,911,510
Neurocrine Biosciences Inc*	166,411	15,692,557
PTC Therapeutics Inc*	287,254	11,682,620
Sarepta Therapeutics Inc*	119,940	13,735,529
Seres Therapeutics Inc*	1,406,930	6,739,195
Travere Therapeutics Inc*	675,121	10,369,859
Vaxcyte Inc*	628,974	31,410,962
		217,019,118
Building Products – 3.6%
CSW Industrials Inc	300,138	49,879,934
Janus International Group Inc*	2,686,976	28,643,164
Zurn Water Solutions Corp	1,229,360	33,057,490
		111,580,588
Capital Markets – 2.0%
Assetmark Financial Holdings Inc*	678,283	20,117,874
LPL Financial Holdings Inc	199,990	43,483,826
		63,601,700
Chemicals – 3.2%
Innospec Inc	239,227	24,027,960
Perimeter Solutions SA*	2,557,669	15,729,664
PureCycle Technologies Inc*,#	1,100,416	11,763,447
Sensient Technologies Corp	683,817	48,639,903
		100,160,974
Commercial Services & Supplies – 3.4%
Brady Corp	492,730	23,439,166
Montrose Environmental Group Inc*	325,995	13,730,909
Rentokil Initial PLC (ADR)	1,745,274	68,083,139
		105,253,214
Containers & Packaging – 0.9%
Sealed Air Corp	716,544	28,661,760
Diversified Consumer Services – 1.3%
Stride Inc*	1,041,878	38,789,118
Diversified Financial Services – 5.5%
AvidXchange Holdings Inc*	1,895,263	19,672,830
Euronet Worldwide Inc*	364,509	42,782,421
Payfare Inc*,£	2,730,634	11,544,278
Repay Holdings Corp*	1,676,230	13,124,881
Shift4 Payments Inc - Class A*	521,970	35,446,983
Walker & Dunlop Inc	181,782	14,377,138
WEX Inc*	193,043	35,147,339
		172,095,870
Electrical Equipment – 2.3%
EnerSys	350,777	38,066,320
Regal Beloit Corp	208,353	32,065,527
		70,131,847
Electronic Equipment, Instruments & Components – 3.2%
Napco Security Technologies Inc	792,330	27,454,235
Novanta Inc*	156,991	28,902,043
OSI Systems Inc*	354,241	41,740,217
		98,096,495

Shares or Principal Amounts		Value
Common Stocks– (continued)
Entertainment – 1.7%
Liberty Braves Group*	491,966	$19,491,693
Manchester United PLC*,#	618,367	15,075,787
Vivid Seats Inc - Class A*	2,485,524	19,685,350
		54,252,830
Food & Staples Retailing – 0.9%
Casey's General Stores Inc	109,463	26,695,836
Health Care Equipment & Supplies – 7.5%
Alphatec Holdings Inc*	1,428,586	25,685,976
Glaukos Corp*	438,015	31,191,048
Globus Medical Inc*	629,439	37,476,798
ICU Medical Inc*	203,275	36,221,572
Lantheus Holdings Inc*	266,212	22,340,511
Neogen Corp*	595,638	12,955,127
Paragon 28 Inc*	848,663	15,055,282
Shockwave Medical Inc*	51,496	14,697,473
STERIS PLC	140,232	31,549,395
Tandem Diabetes Care Inc*	278,376	6,831,347
		234,004,529
Health Care Providers & Services – 1.3%
HealthEquity Inc*	314,364	19,848,943
NeoGenomics Inc*	1,327,705	21,336,219
		41,185,162
Health Care Technology – 0.4%
Phreesia Inc*	421,437	13,068,761
Hotels, Restaurants & Leisure – 0.9%
Inspirato Inc*	1,430,805	1,402,189
Monarch Casino & Resort Inc	367,303	25,876,496
		27,278,685
Household Durables – 0.5%
Lovesac Co*	593,257	15,988,276
Insurance – 1.7%
BRP Group Inc - Class A*	950,701	23,558,371
RLI Corp	208,320	28,429,430
		51,987,801
Interactive Media & Services – 1.5%
Ziff Davis Inc*	659,980	46,238,199
Life Sciences Tools & Services – 2.9%
Bio-Techne Corp	275,324	22,474,698
CryoPort Inc*	669,993	11,557,379
ICON PLC*	132,873	33,244,825
OmniAb Inc*	2,101,961	10,572,864
OmniAb Inc - 12.5 Earnout*,¢	104,942	0
OmniAb Inc - 15 Earnout*,¢	104,942	0
Sotera Health Co*	694,449	13,083,419
		90,933,185
Machinery – 8.3%
Alamo Group Inc	125,047	22,997,394
ATS Corp*	1,458,369	67,105,232
EnPro Industries Inc	149,100	19,909,323
Gates Industrial Corp PLC*	2,018,776	27,213,100
ITT Inc	349,395	32,567,108
Kornit Digital Ltd*	706,266	20,743,032
Nordson Corp	119,951	29,769,439
SPX Technologies Inc*	423,605	35,993,717
		256,298,345
Metals & Mining – 1.3%
Constellium SE*	2,369,233	40,750,808
Oil, Gas & Consumable Fuels – 1.5%
California Resources Corp	331,131	14,996,923
Magnolia Oil & Gas Corp	1,078,952	22,550,097
PDC Energy Inc	109,761	7,808,398
		45,355,418
Personal Products – 1.1%
BellRing Brands Inc*	944,501	34,568,737
Pharmaceuticals – 2.9%
Avadel Pharmaceuticals PLC (ADR)*	324,828	5,353,165
Catalent Inc*	1,045,523	45,333,877
Ligand Pharmaceuticals Inc*	331,341	23,889,686
Reata Pharmaceuticals Inc - Class A*	149,424	15,235,271
		89,811,999
Professional Services – 9.1%
Alight Inc - Class A*	4,438,249	41,009,421
Broadridge Financial Solutions Inc	263,614	43,662,387

Shares or Principal Amounts		Value
Common Stocks– (continued)
Professional Services– (continued)
Clarivate Analytics PLC*	3,455,357	$32,929,552
CRA International, Inc.	172,824	17,628,048
Paylocity Holding Corp*	230,038	42,448,912
SS&C Technologies Holdings Inc	951,434	57,656,900
WNS Holdings Ltd (ADR)*	640,556	47,221,788
		282,557,008
Real Estate Management & Development – 0.6%
FirstService Corp	126,928	19,558,336
Road & Rail – 0.6%
AMERCO Series N	358,929	18,186,932
Semiconductor & Semiconductor Equipment – 3.2%
MACOM Technology Solutions Holdings Inc*	225,358	14,767,710
ON Semiconductor Corp*	717,643	67,874,675
PDF Solutions Inc*	386,029	17,409,908
		100,052,293
Software – 10.8%
Altair Engineering Inc*	346,600	26,286,144
Blackbaud Inc*	669,004	47,619,705
Clear Secure Inc - Class A	614,038	14,227,260
Consensus Cloud Solutions Inc*	510,779	15,834,149
Descartes Systems Group Inc*	667,499	53,476,517
Enfusion Inc - Class A*	1,356,018	15,214,522
EngageSmart Inc*	685,508	13,086,348
Envestnet Inc*	391,679	23,246,149
Intelligent Systems Corp*,#,£	477,352	12,105,647
Nice Ltd (ADR)*	317,325	65,527,613
Tyler Technologies Inc*	76,027	31,662,965
Vertex Inc - Class A*	802,452	15,647,814
		333,934,833
Specialty Retail – 2.1%
CarParts.com Inc*	1,133,265	4,816,376
Valvoline Inc#	1,173,127	44,003,994
Williams-Sonoma Inc	139,943	17,512,467
		66,332,837
Trading Companies & Distributors – 2.1%
Core & Main Inc - Class A*	1,643,562	51,509,233
Xometry Inc - Class A*,#	665,298	14,091,012
		65,600,245
Total Common Stocks (cost $1,976,403,659)		3,023,846,816
Private Placements– 0.6%
Professional Services – 0.3%
Apartment List Inc*,¢,§	2,431,401	5,956,932
IntelyCare Inc*,¢,§	384,276	4,452,183
		10,409,115
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	140,312	2,372,844
Loadsmart Inc - Series D*,¢,§	399,891	6,762,637
		9,135,481
Total Private Placements (cost $28,958,535)		19,544,596
Warrants– 0%
Chemicals – 0%
Perimeter Solutions SA, expires 11/8/24*((cost $13,929)	1,392,883	142,771
Investment Companies– 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $66,223,287)	66,210,857	66,224,099
Investments Purchased with Cash Collateral from Securities Lending– 1.5%
Investment Companies – 1.2%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº,£	36,690,998	36,690,999
Time Deposits – 0.3%
Royal Bank of Canada, 5.0600%, 7/3/23	$9,180,398	9,180,398
Total Investments Purchased with Cash Collateral from Securities Lending (cost $45,871,397)		45,871,397
Total Investments (total cost $2,117,470,807) – 101.7%		3,155,629,679
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(51,980,053)
Net Assets – 100%		$3,103,649,626

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,683,797,613	85.0%
Canada	151,684,363	4.8
United Kingdom	97,459,023	3.1
Israel	86,270,645	2.7
India	47,221,788	1.5
Netherlands	40,750,808	1.3
Ireland	33,244,825	1.1
Denmark	15,200,614	0.5

Total	$3,155,629,679	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/23
Common Stocks - 0.8%
Diversified Financial Services - 0.4%
Payfare Inc*	$-	$-	$1,008,571	$11,544,278
Software - 0.4%
ChannelAdvisor Corp	-	15,496,857	(14,904,551)	N/A
Intelligent Systems Corp*	-	-	1,713,694	12,105,647
Total Software	$-	$15,496,857	$(13,190,857)	$12,105,647
Total Common Stocks	$-	$15,496,857	$(12,182,286)	$23,649,925
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	1,692,721	2,656	703	66,224,099
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	455,512∆	-	-	36,690,999
Total Affiliated Investments - 4.2%	$2,148,233	$15,499,513	$(12,181,583)	$126,565,023

(1) For securities that were affiliated for a portion of the period ended June 30, 2023, this column reflects amounts for the entire period ended June 30, 2023 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Common Stocks - 0.8%
Diversified Financial Services - 0.4%
Payfare Inc*	9,207,074	1,328,633	-		11,544,278
Software - 0.4%
ChannelAdvisor Corp	37,349,662	-	(37,941,968)	Ð	N/A
Intelligent Systems Corp*	10,391,953	-	-		12,105,647
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	13,005,929	371,830,089	(318,615,278)		66,224,099
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	42,547,193	268,114,397	(273,970,591)		36,690,999

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	8/2/23	(1,967,000)	$2,485,314	(12,958)
Barclays Capital, Inc.:
British Pound	8/2/23	8,100	(10,092)	195
Canadian Dollar	8/2/23	(28,688,900)	21,482,036	(188,110)

				(187,915)
Citibank, National Association:
British Pound	8/2/23	(26,274,800)	32,695,399	(676,036)
Canadian Dollar	8/2/23	(34,018,900)	25,453,014	(243,145)

				(919,181)
Goldman Sachs & Co. LLC:
British Pound	8/2/23	(863,000)	1,073,814	(22,276)
Canadian Dollar	8/2/23	3,365,000	(2,515,549)	26,202

				3,926
HSBC Securities (USA), Inc.:
British Pound	8/2/23	1,581,000	(2,015,592)	(7,575)
British Pound	8/2/23	(1,604,000)	2,059,723	22,494
British Pound	8/2/23	(16,156,900)	20,245,281	(275,482)
Canadian Dollar	8/2/23	5,453,000	(4,086,918)	32,002
Canadian Dollar	8/2/23	(31,775,700)	23,810,006	(191,754)

				(420,315)
JPMorgan Chase Bank, National Association:
British Pound	8/2/23	452,200	(563,585)	10,751
Canadian Dollar	8/2/23	(35,402,500)	26,512,721	(228,540)

				(217,789)
State Street Bank and Trust Company:
British Pound	8/2/23	(28,173,000)	35,078,202	(704,124)
Canadian Dollar	8/2/23	(23,723,500)	17,782,934	(136,600)

				(840,724)
Total				$(2,594,956)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 14,782,616
Average amounts sold - in USD	184,071,195

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

#	Loaned security; a portion of the security is on loan at June 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2023 is $19,544,596, which represents 0.6% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆ Ð	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties. All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of June 30, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$8,881,908	$5,956,932	0.2%
IntelyCare Inc	3/29/22	9,412,879	4,452,183	0.1
Loadsmart Inc - Series A	1/4/22	2,665,928	2,372,844	0.1
Loadsmart Inc - Series D	1/4/22	7,997,820	6,762,637	0.2
Total		$28,958,535	$19,544,596	0.6%

The Fund has registration rights for certain restricted securities held as of June 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$90,933,185	$-	$0
All Other	2,932,913,631	-	-
Private Placements	-	-	19,544,596
Warrants	142,771	-	-
Investment Companies	-	66,224,099	-
Investments Purchased with Cash Collateral from Securities Lending	-	45,871,397	-
Total Investments in Securities	$3,023,989,587	$112,095,496	$19,544,596

Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	91,644	-
Total Assets	$3,023,989,587	$112,187,140	$19,544,596
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,686,600	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70253 08-23